1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security	Shares	Value
Common Stocks ― 71.3%
Communication Services ― 6.6%
Alphabet Inc., Class A*	512	$1,424,051
Meta Platforms Inc., Class A*	1,939	431,156
Netflix Inc.*	943	353,238
Walt Disney Co/The*	3,622	496,794
Total Communication Services		2,705,239

Consumer Discretionary ― 7.4%
Amazon.com Inc.*	377	1,229,001
Aptiv PLC*	2,464	$294,965
Chipotle Mexican Grill Inc.*	175	276,855
Home Depot Inc./The	1,650	493,895
National Vision Holdings Inc.*	5,615	$244,646
TJX Cos. Inc.	7,554	457,621
Total Consumer Discretionary		2,996,983

Consumer Staples ― 5.3%
Beyond Meat Inc.*	2,356	113,818
Costco Wholesale Corp.	1,171	$674,320
Darling International Inc.*	4,080	327,951
Estee Lauder Cos. Inc., Class A	1,602	436,257
PepsiCo Inc.	3,535	591,688
Total Consumer Staples		2,144,034

Financials ― 9.8%
Bank of America Corp.	23,322	961,333
Charles Schwab Corp.	9,628	811,736
Chubb Limited	2,922	625,016
CME Group Inc.	2,222	528,525
Hannon Armstrong Sustainable Infrastructure Capital Inc.	6,611	313,560
Truist Financial Corp.	13,654	774,182
Total Financials		4,014,352

Health Care ― 10.9%
Boston Scientific Corp.*	13,842	613,062
Danaher Corp.	2,424	711,032
Eli Lilly & Co.	1,944	556,703
Genmab A/S*	8,874	321,062
IQVIA Holdings Inc.*	2,742	633,978
Thermo Fisher Scientific Inc.	1,306	771,389
UnitedHealth Group Inc.	1,629	830,741
Total Health Care		4,437,967

Industrials ― 5.7%
Advanced Drainage Systems Inc.	3,923	466,092
Cintas Corp.	1,548	658,504
Eaton Corp. PLC	4,174	633,446
Union Pacific Corp.	2,114	577,566
Total Industrials		2,335,608

Information Technology ― 21.2%
Adobe Systems Inc.*	848	386,366
Apple Inc.	9,816	1,713,972
Autodesk Inc.*	1,562	334,815
Broadcom Inc.	808	508,781
Intuit Inc.	956	459,683

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)

Security			Shares	Value
Information Technology ― 21.2% (Continued)
Microsoft Corp.			5,642	$1,739,485
NVIDIA Corp.			2,974	811,486
Palo Alto Networks Inc.*			908	565,239
PayPal Holdings Inc.*			2,397	277,213
QUALCOMM Inc.			2,356	360,044
Salesforce.com Inc.*			2,195	466,042
SolarEdge Technologies Inc.*			1,508	486,134
Visa Inc., Class A			2,329	516,502
Total Information Technology				8,625,762

Materials ― 1.0%
Steel Dynamics Inc.			1,777	148,255
Trex Co. Inc.*			3,891	254,199
Total Materials				402,454

Real Estate Investment Trusts (REITs) ― 2.2%
Crown Castle International Corp.			1,601	295,545
Prologis Inc.			3,703	597,960
Total Real Estate Investment Trusts (REITs)				893,505

Utilities ― 1.2%
American Water Works Co. Inc.			3,084	510,494
Total Utilities				510,494

Total Common Stocks (Cost ― $12,034,435)				29,066,398

		Maturity	Face
	Rate	Date	Amount
Collateralized Mortgage Obligations ― 0.0%
Federal National Mortgage Association (FNMA), 2011-53 CY	4.000%	6/25/2041	$4,005	4,121
Total Collateralized Mortgage Obligations (Cost ― $4,045)				4,121

Corporate Bonds ― 21.2%
Communication Services ― 3.1%
Alphabet Inc.	0.450%	8/15/2025	130,000	121,653
AT&T Inc.	4.450%	4/1/2024	150,000	154,570
AT&T Inc.	4.350%	3/1/2029	115,000	121,621
Comcast Corp.	3.375%	2/15/2025	70,000	71,134
Comcast Corp.	5.650%	6/15/2035	200,000	240,064
Verizon Communications Inc.	4.329%	9/21/2028	104,000	110,076
Verizon Communications Inc.	3.875%	2/8/2029	100,000	104,160
Verizon Communications Inc.	4.500%	8/10/2033	110,000	118,332
Verizon Communications Inc.	5.250%	3/16/2037	105,000	122,706
Walt Disney Co/The	2.200%	1/13/2028	90,000	85,817
Total Communication Services				1,250,133

Consumer Discretionary ― 1.8%
Amazon.com Inc.	0.250%	5/12/2023	115,000	113,416
Ford Foundation/The	2.415%	6/1/2050	60,000	49,625
Home Depot Inc./The	1.500%	9/15/2028	60,000	54,780
Honda Motor Co. Ltd.	2.271%	3/10/2025	200,000	196,971
Lowe's Cos. Inc.	1.300%	4/15/2028	115,000	102,825
Toyota Motor Credit Corp.	0.450%	7/22/2022	200,000	199,497
Total Consumer Discretionary				717,114

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Consumer Staples ― 0.7%
PepsiCo Inc.	3.100%	7/17/2022	$135,000	$135,327
PepsiCo Inc.	3.500%	3/19/2040	65,000	66,133
Walmart Inc.	1.800%	9/22/2031	115,000	104,678
Total Consumer Staples				306,138

Financials ― 6.6%
Affiliated Managers Group Inc.	3.300%	6/15/2030	65,000	63,464
Bank of America Corp.(effective 9/25/2024, US SOFR + 0.910%)(a)	0.981%	9/25/2025	125,000	118,542
Bank of America Corp.(effective 12/06/2024, US SOFR + 0.650%)(a)	1.530%	12/6/2025	125,000	119,744
Bank of America Corp.	4.183%	11/25/2027	165,000	168,661
Bank of Montreal (effective 1/10/2032, 5 YR CMT + 1.400%)(a)	3.088%	1/10/2037	115,000	104,644
BlackRock Inc.	3.250%	4/30/2029	105,000	106,723
Boston Properties LP	4.500%	12/1/2028	155,000	163,068
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686%)(a)	0.776%	10/30/2024	175,000	169,249
Citigroup Inc.	5.500%	9/13/2025	110,000	117,698
Citigroup Inc. (effective 11/3/2024, US SOFR + 0.528%)(a)	1.281%	11/3/2025	50,000	47,645
Host Hotels & Resorts LP	3.375%	12/15/2029	225,000	214,696
Intercontinental Exchange Inc.	3.750%	12/1/2025	75,000	77,228
JPMorgan Chase & Co. (effective 9/16/2023, US SOFR + 0.600%)(a)	0.653%	9/16/2024	140,000	136,275
MetLife Inc.	4.550%	3/23/2030	55,000	60,047
PNC Financial Services Group Inc.	2.200%	11/1/2024	110,000	108,886
Prudential Financial Inc.	1.500%	3/10/2026	170,000	160,477
Royal Bank of Canada	1.150%	7/14/2026	125,000	114,915
Simon Property Group LP	3.375%	12/1/2027	155,000	154,515
State Street Corp. (effective 11/1/2029, US SOFR + 1.490%)(a)	3.031%	11/1/2034	85,000	81,465
TD Ameritrade Holding Corp.	2.950%	4/1/2022	125,000	125,000
Toronto-Dominion Bank/The	1.150%	6/12/2025	55,000	52,029
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609%)(a)	1.267%	3/2/2027	115,000	106,777
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.510%)(a)	0.805%	5/19/2025	145,000	138,642
Total Financials				2,710,390

Health Care ― 2.6%
AbbVie Inc.	4.400%	11/6/2042	150,000	158,868
Amgen Inc.	3.000%	2/22/2029	150,000	147,498
Bristol-Myers Squibb Co.	3.900%	2/20/2028	105,000	109,707
Bristol-Myers Squibb Co.	3.400%	7/26/2029	125,000	127,523
CVS Health Corp.	4.780%	3/25/2038	105,000	115,116
Evernorth Health Inc.	3.050%	11/30/2022	185,000	185,982
Gilead Sciences Inc.	4.600%	9/1/2035	100,000	109,671
UnitedHealth Group Inc.	3.500%	8/15/2039	95,000	94,662
Total Health Care				1,049,027

Industrials ― 0.9%
Archer-Daniels-Midland Co.	2.900%	3/1/2032	125,000	122,507
Johnson Controls International PLC	1.750%	9/15/2030	150,000	134,130
Xylem Inc./NY	1.950%	1/30/2028	115,000	106,837
Total Industrials				363,474

Information Technology ― 2.4%
Apple Inc.	2.850%	2/23/2023	185,000	186,617
Autodesk Inc.	2.400%	12/15/2031	175,000	157,816
Mastercard Inc.	1.900%	3/15/2031	155,000	143,636
Microsoft Corp.	4.200%	11/3/2035	175,000	195,935
QUALCOMM Inc.	3.450%	5/20/2025	175,000	178,597
Salesforce.com Inc.	1.500%	7/15/2028	120,000	110,850
Total Information Technology				973,451

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Materials ― 0.3%
Nutrien Ltd.	4.200%	4/1/2029	$110,000	$115,080
Total Materials				115,080

Real Estate Investment Trusts (REITs) ― 0.8%
Prologis LP	2.250%	4/15/2030	115,000	106,993
Prologis LP	1.250%	10/15/2030	115,000	98,069
Welltower Inc.	2.700%	2/15/2027	125,000	122,081
Total Real Estate Investment Trusts (REITs)				327,143

Utilities ― 2.0%
Avangrid Inc.	3.800%	6/1/2029	125,000	127,007
DTE Electric Co.	1.900%	4/1/2028	125,000	116,657
DTE Electric Co.	4.050%	5/15/2048	120,000	127,070
Georgia Power Co.	3.250%	4/1/2026	100,000	100,569
MidAmerican Energy Co.	3.650%	4/15/2029	90,000	92,629
NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	120,000	110,539
Public Service Co. of Colorado	3.200%	3/1/2050	55,000	51,536
Union Electric Co.	2.625%	3/15/2051	115,000	95,593
Total Utilities				821,600

Total Corporate Bonds (Cost ― $8,718,896)				8,633,550

Foreign Government Agency Issues ― 1.7%
International Bank for Reconstruction & Development	0.625%	4/22/2025	175,000	165,310
International Bank for Reconstruction & Development	3.125%	11/20/2025	270,000	275,059
International Finance Corp.	2.000%	10/24/2022	255,000	256,136
Total Foreign Government Agency Issues (Cost ― $698,633)				696,505

Mortgage Backed Securities ― 0.2%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	18,994	19,268
Gold Pool A35826	5.000%	7/1/2035	10,420	10,989
Gold Pool A49479	5.000%	6/1/2036	6,241	6,589
Gold Pool A65694	6.000%	9/1/2037	9,134	9,806
Federal National Mortgage Association (FNMA)
Pool 995262	5.500%	1/1/2024	1,660	1,688
Pool 891596	5.500%	6/1/2036	12,763	13,885
Pool 900936	6.500%	2/1/2037	2,519	2,772
Pool 946594	6.000%	9/1/2037	11,609	12,966
Total Mortgage Backed Securities (Cost ― $73,278)				77,963

U.S. Government & Agency Obligations ― 3.0%
Federal Home Loan Mortgage Corp. (FHLMC)	6.250%	7/15/2032	70,000	93,020
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	110,000	136,301
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	365,000	478,868
United States Treasury Bonds	2.500%	1/31/2025	125,000	125,112
United States Treasury Bonds	3.500%	2/15/2039	131,000	150,246
United States Treasury Bonds	4.375%	11/15/2039	177,000	225,215
Total U.S. Government & Agency Obligations (Cost ― $1,033,099)				1,208,762

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)(Continued)

Security	Rate	Shares	Value
Short Term Investment ― 2.3%
Fidelity Investments Money Market - Government Portfolio - Class I (b)	0.120%	955,792	$955,792
Total Short Term Investment (Cost ― $955,792)			955,792

Total Investments ― 99.7% (Cost ― $23,518,178)			40,643,091
Other Assets in Excess of Liabilities ― 0.3%			117,000
Total Net Assets ― 100.0%			$40,760,091

Notes:
*	Non-income producing security.
(a)	Fixed to floating rate. Effective date of change and formula disclosed.
(b)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
LLC — Limited Liability Corporation
LP — Limited Partnership
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.
("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp
Fund Services, LLC.

1919 Variable Socially Responsive Balanced Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$29,066,398	$-	$-	$29,066,398
Collateralized Mortgage Obligations	-	4,121	-	4,121
Corporate Bonds	-	8,633,550	-	8,633,550
Foreign Government Agency Issues	-	696,505	-	696,505
Mortgage-Backed Securities	-	77,963	-	77,963
U.S. Government & Agency Obligations	-	1,208,762	-	1,208,762
Total long-term investments	$29,066,398	$10,620,901	$-	$39,687,299
Short-term investments	955,792		-	955,792
Total investments	$30,022,190	$10,620,901	$-	$40,643,091

* See Schedule of Investments for additional detailed categorizations.